INVESTMENTS - Balances (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Current investments	$ 8,022	$ 14,437
Long-term	162,623	133,255
Total investment	170,645	147,692	$ 16,950
Uranium
Statement [Line Items]
Total investment	162,536	133,114
Warrants
Statement [Line Items]
Total investment	87	229
Shares
Statement [Line Items]
Total investment	$ 8,022	$ 14,349